Investment in a Joint Venture (Tables)	12 Months Ended
Dec. 31, 2024
Investment in a Joint Venture [Abstract]
Schedule of Investment in a Joint Venture	Summarized financial information of the joint venture, based on its IFRS financial statements, and reconciliation with the carrying amount of the investment in the consolidated financial statements are set out below:
	2024	2023
	USD	USD

Opening balance at 1 January	619,690	833,495
Group’s share of the joint venture’s loss for the year:
Loss for the year	(8,383)	(213,805)
Cash Received upon liquidation	(256,712)	-
Loss recognized upon liquidation*	(354,595)	-
Investment at 31 December	-	619,690
*	In February 2024, the Board of Directors passed a resolution to liquidate Vibe Music Arabia, following a comprehensive assessment of its financial and operational performance. The decision was made due to the entity’s underperformance and its inability to meet strategic and financial objectives. The liquidation has resulted in the recognition of a loss of USD 354,595.

Schedule of Summarized Statement of Financial Position of Vibe Music Arabia-LLC

Summarized statement of financial position of Vibe Music Arabia-LLC:

	2024	2023
	USD	USD

Non-current assets	-	694,692
Current assets	-	590,877
Non-current liabilities	-	(4,526)
Current Liabilities	-	(52,335)
	-	1,228,708

Schedule of Summarized Statement of Profit or Loss of Vibe Music Arabia FZ-LLC

Summarized statement of profit or loss of Vibe Music Arabia FZ-LLC:

	2024	2023
	USD	USD

Revenue	12,434	173,918
Cost of revenue	(1,746)	(148,491)
Gross profit	10,688	25,427

Selling and distribution expenses	(26,862)	(95,688)
General and administrative expenses	-	(348,287)
Other (expenses) / income	(592)	196
Finance cost	-	(6,584)
Net foreign exchange differences	-	(2,674)
Total comprehensive loss for the year	(16,766)	(427,610)

Group’s share of loss for the year (50%)	(8,383)	(213,805)